Revenue - Summary of Revenue Disaggregated by Revenue Stream (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue disaggregated	$ 688,967	$ 646,830
OTC [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregated		2,080
BTM Kiosks Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregated	686,314	639,965
BD Checkout [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregated	1,149	692
Company Website [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregated	879	173
Software Services [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregated	575	3,185
Hardware [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregated	$ 50	$ 735